Net Income Per Unit Basic (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Numerators
Partnership's net income	$ 19,058	$ 64,332
Less:
Partnership's net income available to preferred unit holders	8,004	10,540
General Partner's interest in Partnership's net income	216	1,076
Denominators
Weighted average number of common units outstanding, basic	88,494,025	68,385,001
Net income per common unit:
Basic	$ 0.12	$ 0.76
Basic
Numerators
Partnership's net income	19,058	64,332
Less:
Partnership's net income available to preferred unit holders	8,004	10,540
General Partner's interest in Partnership's net income	216	1,076
Partnership's net income allocable to unvested units	0	750
Partnership's net income available to common unit holders	$ 10,838	$ 51,966
Denominators
Weighted average number of common units outstanding, basic	88,494,025	68,385,001
Net income per common unit:
Basic	$ 0.12	$ 0.76